Note 13 - Stock Options and Contributed Surplus	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options
On
July 7, 2016,
shareholders of the Company approved amendments to the Company's fixed
20%
stock option plan (as amended, referred to as the
"2016
Plan"). Under the
2016
Plan, the board of directors
may
grant options to acquire common shares of the Company to qualified directors, officers, employees and consultants. The
2016
Plan provides that the number of common shares issuable pursuant to options granted under the
2016
Plan and pursuant to other previously granted options is limited to
44,352,885
(the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed
20%
of the number of issued and outstanding shares. The stock options vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the
2016
Plan which grants discretion to the Board of Directors.

Stock option transactions and the number of stock options outstanding were as follows:

		Weighted average
	Number of	Exercise
	Options	Price

Balance, January 1, 2015	24,237,800	$0.61
Expired/cancelled	(1,068,000)	1.13
Exercised	(8,106,300)	0.43
Granted	11,655,000	1.19

Balance, December 31, 2015	26,718,500	0.89
Expired/cancelled	(1,290,000)	0.96
Exercised	(5,648,000)	0.37
Granted	4,025,000	0.62

Balance, December 31, 2016	23,805,500	0.96
Expired/cancelled	(5,455,209)	0.73
Exercised	(685,000)	0.19
Granted	15,425,000	0.24

Balance, December 31, 2017	33,090,291	$0.68

During the year ended
December 31, 2017,
the Company granted
15,425,000
(
2016
-
4,025,000,
2015
-
11,655,000
) stock options to officers, employees and consultants of the Company to purchase common shares at an average price of
$0.24
(
2016
-
$0.62,
2015
-
$1.19
) per share.

During the year ended
December 31, 2017,
the Company recorded stock-based compensation of
$3,174,924
(
2016
-
$4,070,264,
2015
-
$4,818,120
) relating to stock options that vested during the year.

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2017	2016	2015

Weighted average exercise price	$0.24	$0.62	$1.19
Weighted average risk-free interest rate	1.87%	1.05%	0.98%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	102.73%	104.3%	102.7%
Weighted average estimated life (years)	10	10	5
Weighted average share price	$0.24	$0.62	$1.19

Share price on the various grant dates were:

	2017	2016	2015

First grant	$0.32	$0.75	$1.31
Second grant	0.27	0.74	1.59
Third grant	0.25	0.66	1.33
Fourth grant	0.28	0.71	1.14
Fifth grant	0.22	0.62	1.13
Sixth grant	0.22	0.46	1.25
Seventh grant	0.23	-	1.19
Eighth grant	0.24	-	0.83
Ninth grant	0.28	-	0.72
Tenth grant	0.29	-	0.63
Eleventh grant	0.21	-	0.74
Twelfth grant	-	-	0.62
Thirteenth grant	-	-	0.65

The underlying expected volatility was determined by reference to the Company's historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at
December 31, 2017
are as follows:

Options Outstanding			Options Exercisable
			Weighted
		Weighted	Average		Weighted
		Average	Remaining		Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.11 - $0.25	225,000	$0.23	4.13	225,000	$0.23
$0.26 - $0.31	10,450,000	$0.22	9.54	1,031,250	$0.22
$0.32 - $0.37	1,337,500	$0.28	9.40	12,500	$0.33
$0.38 - $0.86	7,851,000	$0.43	7.60	2,135,375	$0.52
$0.87 - $1.64	13,226,791	$1.24	2.33	9,872,746	$1.28
	33,090,291	$0.68	6.16	$13,276,871	$1.06

Contributed Surplus

The following table reflects the continuity of contributed surplus:

Amount

Balance, January 1, 2015	$23,616,664
Stock-based compensation	4,818,120
Fair value of stock options exercised	(2,816,625)

Balance, December 31, 2015	25,618,159
Stock-based compensation	4,070,264
Fair value of stock options exercised	(1,737,879)
Fair value of expired warrants	1,112,330

Balance, December 31, 2016	29,062,874
Stock-based compensation	3,174,924
Fair value of stock options exercised	(134,831)

Balance, December 31, 2017	$32,102,967